Financial Risks Management (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Risks Management [Abstract]
Percentage of foreign currency denominated	1.00%	1.00%
Increase decrease in interest rate risk (in Dollars)		$ 19,000